EMPLOYEE BENEFIT PLANS	12 Months Ended
Sep. 30, 2012
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 10 EMPLOYEE BENEFIT PLANS

        We maintain a domestic noncontributory defined benefit pension plan covering certain U.S. employees who meet certain age and service requirements. In July 2003, we revised the Helmerich & Payne, Inc. Employee Retirement Plan ("Pension Plan") to close the Pension Plan to new participants effective October 1, 2003, and reduce benefit accruals for current participants through September 30, 2006, at which time benefit accruals were discontinued and the Pension Plan was frozen.

        The following table provides a reconciliation of the changes in the pension benefit obligations and fair value of Pension Plan assets over the two-year period ended September 30, 2012 and a statement of the funded status as of September 30, 2012 and 2011:

	2012	2011
	(in thousands)
Accumulated Benefit Obligation	$112,062	$104,911
Changes in projected benefit obligations
Projected benefit obligation at beginning of year	$104,911	$102,097
Interest cost	4,498	4,519
Actuarial gain	5,990	2,411
Benefits paid	(3,337)	(4,116)

Projected benefit obligation at end of year	$112,062	$104,911

Change in plan assets
Fair value of plan assets at beginning of year	$67,284	$61,388
Actual return on plan assets	14,495	(1,323)
Employer contribution	8,276	11,335
Benefits paid	(3,337)	(4,116)

Fair value of plan assets at end of year	$86,718	$67,284

Funded status of the plan at end of year	$(25,344)	$(37,627)

        The amounts recognized in the Consolidated Balance Sheets are as follows (in thousands):

Accrued liabilities	$(95)	$(68)
Noncurrent liabilities-other	(25,249)	(37,559)

Net amount recognized	$(25,344)	$(37,627)

        The amounts recognized in Accumulated Other Comprehensive Income at September 30, 2012 and 2011, and not yet reflected in net periodic benefit cost, are as follows (in thousands):

Net actuarial loss	$(37,172)	$(43,781)
Prior service cost	(1)	(2)

Total	$(37,173)	$(43,783)

        The amount recognized in Accumulated Other Comprehensive Income and not yet reflected in periodic benefit cost expected to be amortized in next year's periodic benefit cost is a net actuarial loss of $2.7 million.

        The weighted average assumptions used for the pension calculations were as follows:

	Years Ended September 30,
	2012	2011	2010
Discount rate for net periodic benefit costs	4.33%	4.48%	5.42%
Discount rate for year-end obligations	4.06%	4.33%	4.48%
Expected return on plan assets	7.16%	8.00%	8.00%

        We contributed $8.3 million to the Pension Plan in fiscal 2012 to fund distributions in lieu of liquidating pension assets. We estimate contributing at least $0.1 million in fiscal 2013 to meet the minimum contribution required by law and expect to make additional contributions in fiscal 2013 if needed to fund unexpected distributions.

        Components of the net periodic pension expense (benefit) were as follows:

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Interest cost	$4,498	$4,519	$4,825
Expected return on plan assets	(5,463)	(5,050)	(4,552)
Amortization of prior service cost	2	—	—
Recognized net actuarial loss	3,567	2,976	2,295
Settlement/curtailment	—	28	—

Net pension expense (benefit)	$2,604	$2,473	$2,568

        The following table reflects the expected benefits to be paid from the Pension Plan in each of the next five fiscal years, and in the aggregate for the five years thereafter (in thousands).

Years Ended September 30,
2013	2014	2015	2016	2017	2018 - 2022	Total
$6,477	$5,555	$5,997	$6,593	$6,350	$36,900	$67,872

        Included in the Pension Plan is an unfunded supplemental executive retirement plan.

INVESTMENT STRATEGY AND ASSET ALLOCATION

        Our investment policy and strategies are established with a long-term view in mind. The investment strategy is intended to help pay the cost of the Plan while providing adequate security to meet the benefits promised under the Plan. We maintain a diversified asset mix to minimize the risk of a material loss to the portfolio value that might occur from devaluation of any single investment. In determining the appropriate asset mix, our financial strength and ability to fund potential shortfalls are considered. Plan assets are invested in portfolios of diversified public-market equity securities and fixed income securities. The Plan does not directly hold securities of the Company.

        The expected long-term rate of return on Plan assets is based on historical and projected rates of return for current and planned asset classes in the Plan's investment portfolio after analyzing historical experience and future expectations of the return and volatility of various asset classes.

        The target allocation for 2013 and the asset allocation for the Pension Plan at the end of fiscal 2012 and 2011, by asset category, follows:

	Target Allocation	Percentage of Plan Assets At September 30,
Asset Category	2013	2012	2011
U.S. equities	56%	55%	56%
International equities	14	12	13
Fixed income	25	25	30
Real estate and other	5	8	1

Total	100%	100%	100%

PLAN ASSETS

        The fair value of Plan assets at September 30, 2012 and 2011, summarized by level within the fair value hierarchy described in Note 8, are as follows:

	Fair Value as of September 30, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$7,233	$7,233	$—	$—
Mutual funds:
Domestic stock funds	36,209	36,209	—	—
Bond funds	21,458	21,458	—	—
International stock funds	10,069	10,069	—	—

Total mutual funds	67,736	67,736	—	—
Domestic common stock	10,543	10,543	—	—
Foreign equity stock	907	907	—	—
Oil and gas properties	299	—	—	299

Total	$86,718	$86,419	$—	$299

	Fair Value as of September 30, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$691	$691	$—	$—
Mutual funds:
Domestic stock funds	28,288	28,288	—	—
Bond funds	20,127	20,127	—	—
International stock funds	8,848	8,848	—	—

Total mutual funds	57,263	57,263	—	—
Domestic common stock	8,252	8,252	—	—
Foreign equity stock	803	803	—	—
Oil and gas properties	275	—	—	275

Total	$67,284	$67,009	$—	$275

        The Plan's financial assets utilizing Level 1 inputs are valued based on quoted prices in active markets for identical securities. The Plan has no assets utilizing Level 2. The Plan's assets utilizing Level 3 inputs consist of oil and gas properties. The fair value of oil and gas properties is determined by Wells Fargo Bank, N.A., based upon actual revenue received for the previous twelve-month period and experience with similar assets.

        The following table sets forth a summary of changes in the fair value of the Plan's Level 3 assets for the years ended September 30, 2012 and 2011:

	Oil and Gas Properties
	Years Ended September 30,
	2012	2011
	(in thousands)
Balance, beginning of year	$275	$275
Unrealized gains relating to property still held at the reporting date	24	—

Balance, end of year	$299	$275

DEFINED CONTRIBUTION PLAN

        Substantially all employees on the United States payroll may elect to participate in the 401(k)/Thrift Plan by contributing a portion of their earnings. We contribute an amount equal to 100 percent of the first five percent of the participant's compensation subject to certain limitations. The annual expense incurred for this defined contribution plan was $26.7 million, $21.0 million and $14.2 million in fiscal 2012, 2011 and 2010, respectively.